Income Taxes - Components of Income/(Loss) Before Income Tax Provision (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
U.S.	$ (8,346)	$ (12,230)
Foreign	(507)	(843)
Income/(loss) before income tax provision (benefit)	$ (8,853)	$ (13,073)